Form N-1A Supplement	Apr. 25, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectuses, Prospectus

and Statement of Additional Information (“SAI”),

each dated December 30, 2024

Effective immediately, all references in the Funds’ summary prospectuses, prospectus and SAI to the Funds’ payment of monthly income distributions are hereby changed to reflect that the Funds will seek to make such distributions on a weekly basis.

Please retain this Supplement for future reference.